Client Name:
Client Project Name:	BRAVO 2026-NQMR1
Start - End Dates:	2/20/2016 - 6/14/2022
Deal Loan Count:	376

Conditions Report 2.0

Loans in Report:	376
Loans with Conditions:	262

126 - Total Active Conditions
126 - Non-Material Conditions
85 - Credit Review Scope
37 - Category: Application
7 - Category: Assets
14 - Category: Credit/Mtg History
1 - Category: DTI
3 - Category: Income/Employment
2 - Category: Insurance
1 - Category: Legal Documents
13 - Category: LTV/CLTV
7 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: Property
38 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Federal Consumer Protection
2 - Category: RESPA
3 - Category: Right of Rescission
2 - Category: State Consumer Protection
1 - Category: State Prepayment Penalty
9 - Category: State Rate Spread
16 - Category: TILA/RESPA Integrated Disclosure
456 - Total Satisfied Conditions

136 - Credit Review Scope
17 - Category: Application
18 - Category: Assets
13 - Category: Credit/Mtg History
11 - Category: DTI
10 - Category: Income/Employment
7 - Category: Insurance
8 - Category: Legal Documents
1 - Category: Re-Verifications
49 - Category: Terms/Guidelines
2 - Category: Title
141 - Property Valuations Review Scope
118 - Category: Appraisal
4 - Category: FEMA
3 - Category: Property
16 - Category: Value
179 - Compliance Review Scope
9 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
11 - Category: Compliance Manual
6 - Category: Documentation
2 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
13 - Category: RESPA
7 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: Texas Home Equity
126 - Category: TILA/RESPA Integrated Disclosure
17 - Total Waived Conditions

11 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Income/Employment
4 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
1 - Category: FEMA
1 - Category: Property
4 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
2 - Category: TILA/RESPA Integrated Disclosure

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.